PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND DEPOSITS
Prepaid expenses	$ 1,218,184	$ 1,966,959
Mineral license deposits	227,527	212,098
Prepaid expenses and deposits, end of year	$ 1,445,711	$ 2,179,057